GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Changes in Goodwill
The changes in the carrying amount of goodwill for the years ended December 31,2012 and 2013 are as follows:

	2012	2013

Balance as of January 1	$24,753	$37,435
Changes during year	12,682	-

Balance as of December 31	$37,435	$37,435

Schedule of Other Intangible Assets
Other intangible assets, net

	Useful	December 31,
	Life	2012	2013

Original amount:
Capitalized software development costs	3-5	$1,587	$3,228
Capitalized content costs and domain	3-5	556	566
Technology	3-5	23,066	23,066
Trade name	10.25	1,870	1,870
Customer relationship	4.3-6.3	1,488	1,488
Logo	5	5,242	5,242
IP R&D		5,448	5,448

		39,257	40,908
Accumulated amortization:
Capitalized software development costs		398	930
Capitalized content costs and domain		485	546
Technology		1,822	9,251
Trade name		243	426
Customer relationship		913	1,234
Logo		101	1,481

		3,962	13,868

		$35,295	$27,040

Schedule of Estimated Future Amortization Expense
The estimated future amortization expense of other intangible assets as of December 31, 2013 is as follows:

2014	9,306
2015	8,075
2016	5,761
2017	3,184
2018	182
Thereafter	532

$27,040